Note 5 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued professional fees	$ 388	$ 117
Accrued clinical trial costs	112
Accrued bonuses	613
Accrued vacation	68	86
Other accruals	112	20
Total accrued liabilities	$ 1,293	$ 223